Distribution Date:	05/17/23	WFRBS Commercial Mortgage Trust 2013-C13
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C13
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	15		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Historical Detail	16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	17	Trust Administrator	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Collateral Stratification and Historical Detail	18
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 1	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	20		Bank, N.A.
Modified Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23	Trustee	U.S. Bank Trust Company, National Association
Interest Shortfall Detail - Collateral Level	24		General Contact	(312) 332-7457
Supplemental Notes	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937UAA6	0.778000%	56,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937UAB4	1.964000%	79,549,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937UAC2	2.749000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937UAD0	3.001000%	206,479,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92937UAE8	2.654000%	71,467,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92937UAF5	3.345000%	90,962,000.00	41,689,554.54	41,689,554.54	116,209.63	0.00	0.00	41,805,764.17	0.00	0.00%	19.63%
B	92937UAG3	3.553000%	51,509,000.00	51,509,000.00	19,558,824.77	152,509.56	0.00	0.00	19,711,334.33	31,950,175.23	79.03%	13.75%
C	92937UAH1	3.910000%	29,590,000.00	29,590,000.00	0.00	96,414.08	0.00	0.00	96,414.08	29,590,000.00	59.61%	10.38%
D	92937UAJ7	4.081575%	32,877,000.00	32,877,000.00	0.00	111,824.95	0.00	0.00	111,824.95	32,877,000.00	38.04%	6.63%
E	92937UAL2	4.081575%	15,343,000.00	15,343,000.00	0.00	52,186.34	0.00	0.00	52,186.34	15,343,000.00	27.97%	4.88%
F	92937UAN8	3.500000%	16,439,000.00	16,439,000.00	0.00	47,947.08	0.00	0.00	47,947.08	16,439,000.00	17.18%	3.00%
G	92937UAQ1	3.500000%	26,302,751.00	26,182,471.70	0.00	49,638.69	0.00	0.00	49,638.69	26,182,471.70	0.00%	0.00%
V	92937UAZ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92937UAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			876,739,751.00	213,630,026.24	61,248,379.31	626,730.33	0.00	0.00	61,875,109.64	152,381,646.93

X-A	92937UAS7	0.736575%	704,679,000.00	41,689,554.54	0.00	25,589.57	0.00	0.00	25,589.57	0.00
X-B	92937UAU2	0.398319%	81,099,000.00	81,099,000.00	0.00	26,919.39	0.00	0.00	26,919.39	61,540,175.23
X-C	92937UAW8	0.581575%	42,741,751.00	42,621,471.70	0.00	20,656.32	0.00	0.00	20,656.32	42,621,471.70
Notional SubTotal			828,519,751.00	165,410,026.24	0.00	73,165.28	0.00	0.00	73,165.28	104,161,646.93

Deal Distribution Total					61,248,379.31	699,895.61	0.00	0.00	61,948,274.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937UAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937UAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937UAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937UAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92937UAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92937UAF5	458.31835866	458.31835866	1.27756239	0.00000000	0.00000000	0.00000000	0.00000000	459.59592104	0.00000000
B	92937UAG3	1,000.00000000	379.71664699	2.96083325	0.00000000	0.00000000	0.00000000	0.00000000	382.67748025	620.28335301
C	92937UAH1	1,000.00000000	0.00000000	3.25833322	0.00000000	0.00000000	0.00000000	0.00000000	3.25833322	1,000.00000000
D	92937UAJ7	1,000.00000000	0.00000000	3.40131247	0.00000000	0.00000000	0.00000000	0.00000000	3.40131247	1,000.00000000
E	92937UAL2	1,000.00000000	0.00000000	3.40131265	0.00000000	0.00000000	0.00000000	0.00000000	3.40131265	1,000.00000000
F	92937UAN8	1,000.00000000	0.00000000	2.91666646	0.00000000	0.00000000	0.00000000	0.00000000	2.91666646	1,000.00000000
G	92937UAQ1	995.42712091	0.00000000	1.88720526	1.01612375	9.21437913	0.00000000	0.00000000	1.88720526	995.42712091
V	92937UAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92937UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937UAS7	59.16105708	0.00000000	0.03631380	0.00000000	0.00000000	0.00000000	0.00000000	0.03631380	0.00000000
X-B	92937UAU2	1,000.00000000	0.00000000	0.33193245	0.00000000	0.00000000	0.00000000	0.00000000	0.33193245	758.82779356
X-C	92937UAW8	997.18590612	0.00000000	0.48328203	0.00000000	0.00000000	0.00000000	0.00000000	0.48328203	997.18590612

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/23 - 04/30/23	30	0.00	25,589.57	0.00	25,589.57	0.00	0.00	0.00	25,589.57	0.00
X-B	04/01/23 - 04/30/23	30	0.00	26,919.39	0.00	26,919.39	0.00	0.00	0.00	26,919.39	0.00
X-C	04/01/23 - 04/30/23	30	0.00	20,656.32	0.00	20,656.32	0.00	0.00	0.00	20,656.32	0.00
A-S	04/01/23 - 04/30/23	30	0.00	116,209.63	0.00	116,209.63	0.00	0.00	0.00	116,209.63	0.00
B	04/01/23 - 04/30/23	30	0.00	152,509.56	0.00	152,509.56	0.00	0.00	0.00	152,509.56	0.00
C	04/01/23 - 04/30/23	30	0.00	96,414.08	0.00	96,414.08	0.00	0.00	0.00	96,414.08	0.00
D	04/01/23 - 04/30/23	30	0.00	111,824.95	0.00	111,824.95	0.00	0.00	0.00	111,824.95	0.00
E	04/01/23 - 04/30/23	30	0.00	52,186.34	0.00	52,186.34	0.00	0.00	0.00	52,186.34	0.00
F	04/01/23 - 04/30/23	30	0.00	47,947.08	0.00	47,947.08	0.00	0.00	0.00	47,947.08	0.00
G	04/01/23 - 04/30/23	30	215,636.67	76,365.54	0.00	76,365.54	26,726.85	0.00	0.00	49,638.69	242,363.52
Totals			215,636.67	726,622.46	0.00	726,622.46	26,726.85	0.00	0.00	699,895.61	242,363.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	61,948,274.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	732,142.11	Master Servicing Fee	4,264.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	824.26
Interest Adjustments	0.00	Trustee Fee	101.47
Deferred Interest	0.00	Trust Advisor Fee	329.69
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	732,142.11	Total Fees	5,519.72

Principal		Expenses/Reimbursements
Scheduled Principal	61,248,379.31	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	6,417.43
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,309.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	61,248,379.31	Total Expenses/Reimbursements	26,726.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	699,895.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	61,248,379.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	61,948,274.92
Total Funds Collected	61,980,521.42	Total Funds Distributed	61,980,521.41

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	213,630,026.24	213,630,026.24	Beginning Certificate Balance	213,630,026.24
(-) Scheduled Principal Collections	61,248,379.31	61,248,379.31	(-) Principal Distributions	61,248,379.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	152,381,646.93	152,381,646.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	214,181,040.44	214,181,040.44	Ending Certificate Balance	152,381,646.93
Ending Actual Collateral Balance	153,157,268.61	153,157,268.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	94,654,570.60	62.12%	0	4.0446	0.561729
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	2	16,382,743.45	10.75%	(1)	4.4430	1.435167
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,121,339.99	3.36%	(1)	4.9010	(0.495200)	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,755,808.84	4.43%	(2)	4.4900	1.448800	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	11,344,332.88	7.44%	0	4.0600	2.060400
9,000,001 to 10,000,000	1	9,626,934.61	6.32%	(1)	4.4100	1.425600	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	23,820,194.56	15.63%	(1)	4.2224	1.571059	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	30,000,000.00	19.69%	(1)	3.9900	3.575200	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	1	30,000,000.00	19.69%	(1)	3.9900	3.575200
70,000,001 and greater	1	77,057,368.93	50.57%	0	3.9350	0.540600	Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479
Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	30,000,000.00	19.69%	(1)	3.9900	3.575200
							Lodging	1	5,121,339.99	3.36%	(1)	4.9010	(0.495200)
Georgia	1	11,344,332.88	7.44%	0	4.0600	2.060400
							Office	1	77,057,368.93	50.57%	0	3.9350	0.540600
Indiana	1	12,475,861.68	8.19%	(1)	4.3700	1.126100
							Retail	5	70,202,938.01	46.07%	(1)	4.1746	2.395782
Iowa	1	5,121,339.99	3.36%	(1)	4.9010	(0.495200)
							Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479
Louisiana	1	9,626,934.61	6.32%	(1)	4.4100	1.425600

New York	1	6,755,808.84	4.43%	(2)	4.4900	1.448800

North Carolina	1	77,057,368.93	50.57%	0	3.9350	0.540600

Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	107,057,368.93	70.26%	0	3.9504	1.390966	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	11,344,332.88	7.44%	0	4.0600	2.060400	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	28,858,605.13	18.94%	(1)	4.4114	1.301554	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	7	152,381,646.93	100.00%	0	4.0778	1.360479
	4.751% to 5.000%	1	5,121,339.99	3.36%	(1)	4.9010	(0.495200)	Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	7	152,381,646.93	100.00%	0	4.0778	1.360479	Interest Only	1	30,000,000.00	19.69%	(1)	3.9900	3.575200
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	6	122,381,646.93	80.31%	0	4.0994	0.817574
	Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	7	152,381,646.93	100.00%	0	4.0778	1.360479
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	152,381,646.93	100.00%	0	4.0778	1.360479
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	790919423	OF	Charlotte	NC	Actual/360	3.935%	253,174.03	149,450.21	0.00	N/A	05/01/23	--	77,206,819.14	77,057,368.93	04/01/23
4	310918069	RT	Miami Beach	FL	Actual/360	3.990%	99,750.00	0.00	0.00	N/A	04/01/23	--	30,000,000.00	30,000,000.00	05/01/23
10	310917816	RT	Indianapolis	IN	Actual/360	4.370%	45,609.39	48,454.84	0.00	N/A	04/01/23	--	12,524,316.52	12,475,861.68	05/01/23
12	800918777	IN	Santa Rosa	CA	Actual/360	3.790%	38,446.56	12,173,053.10	0.00	N/A	05/01/23	--	12,173,053.10	0.00	05/01/23
14	300350014	RT	Marietta	GA	Actual/360	4.060%	38,483.30	30,042.22	0.00	N/A	05/01/23	--	11,374,375.10	11,344,332.88	04/01/23
18	310916915	LO	Atlanta	GA	Actual/360	4.480%	32,981.42	8,834,307.88	0.00	N/A	05/01/23	--	8,834,307.88	0.00	05/01/23
20	416000086	RT	Denham Springs	LA	Actual/360	4.410%	35,469.77	24,704.03	0.00	N/A	04/01/23	--	9,651,638.64	9,626,934.61	03/01/23
21	440000216	RT	Garwood	NJ	Actual/360	4.180%	32,390.02	9,298,570.49	0.00	N/A	05/01/23	--	9,298,570.49	0.00	05/01/23
28	440000196	SS	Torrance	CA	Actual/360	4.366%	27,810.24	7,643,675.78	0.00	N/A	03/01/23	--	7,643,675.78	0.00	05/01/23
30	310917738	RT	Johnson City	NY	Actual/360	4.490%	25,342.23	17,169.44	0.00	N/A	03/01/23	--	6,772,978.28	6,755,808.84	02/01/23
39	440000214	LO	Ames	IA	Actual/360	4.901%	20,993.78	18,945.94	0.00	N/A	04/01/23	--	5,140,285.93	5,121,339.99	01/01/21
41	300350041	SS	Various	IL	Actual/360	4.400%	19,547.89	5,331,244.03	0.00	N/A	05/01/23	--	5,331,244.03	0.00	05/01/23
44	310917619	MU	Brooklyn	NY	Actual/360	3.860%	20,265.00	6,300,000.00	0.00	N/A	05/01/23	--	6,300,000.00	0.00	05/01/23
45	310917863	LO	Newnan	GA	Actual/360	4.530%	17,262.96	4,572,970.50	0.00	N/A	05/01/23	--	4,572,970.50	0.00	05/01/23
53	416000087	RT	Chillicothe	OH	Actual/360	4.280%	13,029.61	3,653,161.05	0.00	N/A	05/01/23	--	3,653,161.05	0.00	05/01/23
63	416000085	OF	Spring	TX	Actual/360	4.410%	11,585.91	3,152,629.80	0.00	N/A	04/01/23	--	3,152,629.80	0.00	05/01/23
Totals							732,142.11	61,248,379.31	0.00				213,630,026.24	152,381,646.93
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	6,133,008.00	0.00	--	--	--	0.00	0.00	401,337.46	401,337.46	0.00	0.00
4	4,136,813.36	1,104,772.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,435,577.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,228,603.00	1,385,292.02	01/01/22	09/30/22	--	0.00	0.00	67,956.80	67,956.80	0.00	0.00
18	1,621,467.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	890,424.00	850,481.55	01/01/22	09/30/22	--	0.00	0.00	59,971.12	120,020.11	0.00	0.00
21	867,514.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,062,677.90	451,382.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	808,180.79	0.00	--	--	--	0.00	0.00	42,369.44	110,937.47	0.00	0.00
39	(23,512.00)	0.00	--	--	02/13/23	1,577,732.76	150,054.18	33,414.34	989,001.33	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	908,652.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,018,301.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	701,039.38	680,143.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	402,633.65	203,191.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	23,191,381.82	4,675,263.84				1,577,732.76	150,054.18	605,049.16	1,689,253.17	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,121,339.99	0	0.00	0	0.00	0	0.00	4.077829%	3.886516%	0
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	5,140,285.93	0	0.00	0	0.00	0	0.00	4.112580%	3.965987%	1
03/17/23	0	0.00	0	0.00	1	5,158,455.39	0	0.00	1	5,158,455.39	0	0.00	0	0.00	3	8,823,069.07	4.171255%	4.070878%	1
02/17/23	0	0.00	0	0.00	2	10,575,440.87	0	0.00	1	5,178,654.65	0	0.00	0	0.00	4	31,237,802.24	4.184329%	4.088734%	2
01/18/23	0	0.00	0	0.00	2	10,612,287.49	0	0.00	1	5,196,662.86	0	0.00	0	0.00	7	43,526,841.83	4.211140%	4.119258%	3
12/16/22	0	0.00	0	0.00	2	10,648,979.84	0	0.00	1	5,214,595.39	0	0.00	0	0.00	2	54,845,120.03	4.247387%	4.205538%	4
11/18/22	0	0.00	0	0.00	2	10,686,961.96	0	0.00	1	5,233,162.00	0	0.00	0	0.00	2	7,807,047.73	4.181985%	4.143127%	4
10/17/22	0	0.00	0	0.00	2	10,723,341.66	0	0.00	1	5,250,941.14	0	0.00	0	0.00	2	7,166,818.67	4.185719%	4.145994%	5
09/16/22	0	0.00	0	0.00	2	10,761,022.44	0	0.00	1	5,269,359.92	0	0.00	0	0.00	1	850,000.00	4.183064%	4.142779%	6
08/17/22	0	0.00	0	0.00	2	10,797,092.07	0	0.00	1	5,286,986.94	0	0.00	0	0.00	2	3,709,925.01	4.183239%	4.142883%	7
07/15/22	0	0.00	0	0.00	2	10,833,010.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181570%	4.140928%	8
06/17/22	0	0.00	0	0.00	2	10,870,247.04	0	0.00	0	0.00	0	0.00	0	0.00	1	1,177,071.01	4.181738%	4.141088%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	790919423	04/01/23	0	5	401,337.46	401,337.46	0.00	77,206,819.14	01/09/23	4
14	300350014	04/01/23	0	5	67,956.80	67,956.80	0.00	11,374,375.10
20	416000086	03/01/23	1	5	59,971.12	120,020.11	0.00	9,675,071.36	03/30/23	13
30	310917738	02/01/23	2	5	42,369.44	110,937.47	0.00	6,807,976.82	03/15/23	13
39	440000214	01/01/21	27	5	33,414.34	989,001.33	296,113.37	5,616,778.70	07/07/20	7			07/19/22
Totals					605,049.16	1,689,253.17	296,113.37	110,681,021.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		152,381,647	42,475,862	104,784,445		5,121,340
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	152,381,647	130,877,563	9,626,935	6,755,809	0	5,121,340
Apr-23	213,630,026	184,421,448	17,295,314	6,772,978	0	5,140,286
Mar-23	305,429,631	285,822,169	0	14,449,006	0	5,158,455
Feb-23	352,238,655	341,663,214	0	0	5,396,786	5,178,655
Jan-23	396,479,239	385,866,951	0	0	5,415,625	5,196,663
Dec-22	477,461,177	466,812,197	0	0	5,434,384	5,214,595
Nov-22	611,994,668	601,307,706	0	0	5,453,800	5,233,162
Oct-22	621,045,171	610,321,829	0	0	5,472,401	5,250,941
Sep-22	629,520,286	618,759,264	0	0	5,491,663	5,269,360
Aug-22	631,613,501	620,816,408	0	0	5,510,105	5,286,987
Jul-22	636,571,313	625,738,302	0	0	10,833,011	0
Jun-22	637,875,772	627,005,525	0	0	10,870,247	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	790919423	77,057,368.93	77,206,819.14	250,000,000.00	02/08/13	5,377,588.00	0.54060	12/31/22	05/01/23	239
20	416000086	9,626,934.61	9,675,071.36	16,600,000.00	02/25/13	772,060.80	1.42560	09/30/22	04/01/23	215
30	310917738	6,755,808.84	6,807,976.82	11,750,000.00	12/02/12	739,131.79	1.44880	12/31/22	03/01/23	237
39	440000214	5,121,339.99	5,616,778.70	5,300,000.00	12/13/22	(118,681.00)	(0.49520)	12/31/22	04/01/23	178
Totals		98,561,452.37	99,306,646.02	283,650,000.00		6,770,099.59

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	790919423	OF	NC	01/09/23	4
The loan transferred 1/9/2023. Borrower has requested a loan maturity extension. Special Servicer is currently negotiating a loan maturity extension.

20	416000086	RT	LA	03/30/23	13

The Loan transferred on 4/5/23 to Special Servicer due to a Maturity Default on 4/1/23. The collateral consists of a 138K SF suburban retail shopping center (2 buildings including 1 outparcel) located in Denham Springs, LA, proximate to Baton

Rouge MSA, and built in 1975 & renovated in 2006-2008. Tenant mix includes Planet Fitness, Dollar General, Big Lots, Petco, and Office Depot. The $11.6MM ($84/SF) Loan was used to refinance existing debt of $11.3MM. The Property was acquired by the Sponsor in June 2008 for an all-in cost of $17.5MM ($127/SF). As of 9/30/22, the Property is 100% occupied. NOI/DSCR/Occ: 3Q22 $1.13MM/1.57x/100%; YE21 $890K/1.23x/100%; YE20 $1.04MM/1.44x/63%; YE19

$1.26MM/1.75x/94%. A Notice of Default was sent to Borrower and cash management is currently in place. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

30	310917738	RT	NY	03/15/23	13

Loan transferred on 3/15/23 for Maturity Default after Borrower was unable to pay the Loan off at the Maturity of 3/1/23. Collateral consists of a one-story anchored retail center containing 83,866 NRSF ("Property") in Johnson City, NY, which is

76 miles south of Syracuse. Built in 2006 on an 8.85-acre site, Property is anchored by Christmas Tree Shops (34,627 SF) and also features an undeveloped outparcel site that is approved for a 9K+ SF building. Notice of Default was sent on

	3/17/23. Legal	counsel has been retained to file for foreclosure and/or receivership, if necessary.

39	440000214	LO	IA	07/07/20	7

REO Title Date: 7/19/2022. Description of Collateral: The subject property is flagged as a Radisson Hotel. Current Franchise Agreement expires in April 2038. The property, which opened in 2000, features 75 rooms, a restaurant and lounge,

4,736 square feet of meeting space, an indoor pool, a fitness room, a lobby workstation, a market pantry, a guest laundry room, and a vending area. The property is located on a 2.65-acre parcel. Companion Loan - no. Deferred Maintenance /

Repair Issues: Minor items of DM for the parking lot were noted in the most recent inspection. Marketing Summary: Property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	310916915	9,831,109.48	4.48000%	9,831,109.48 4.48000%		10	06/29/20	05/01/20	09/11/20
37	440000210	0.00	4.94100%	0.00	4.94100%	8	10/12/20	06/01/20	--
45	310917863	5,100,812.80	4.53000%	5,100,812.80 4.53000%		10	06/29/20	05/01/20	08/11/20
Totals		14,931,922.28		14,931,922.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	440000212 03/17/23	5,396,786.22	0.00	8,092,874.44	2,358,431.64	8,092,874.44	5,734,442.80	120,280.27	0.00	0.00	120,280.27	1.67%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,396,786.22	0.00	8,092,874.44	2,358,431.64	8,092,874.44	5,734,442.80	120,280.27	0.00	0.00	120,280.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	440000212	03/17/23	0.00	0.00	120,280.27	0.00	0.00	120,280.27	0.00	0.00	120,280.27
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	120,280.27	0.00	0.00	120,280.27	0.00	0.00	120,280.27

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,084.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	1,742.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	1,411.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,070.89	0.00	0.00	6,417.43	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,309.34	0.00	0.00	6,417.43	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,726.77

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25